19. Finance Leases	12 Months Ended
Dec. 31, 2018
Finance Leases
Finance Leases

Note 19 — Finance Leases

The Group leases all of its real estate properties except for the properties located in Via Lazio 95 in Buccinasco.

Such assets are classified as finance leases as the Group has the right to purchase the assets outright at the end of the minimum lease term by paying a nominal amount. The total fair value of the investment properties that carried finance leases was $28,243,616, $29,742,423 and $25,731,052 as of December 31, 2018, 2017 and 2016 respectively.

Future minimum lease payments due are as follows:

2018	Minimum lease payments	Interest	Present value

Less than one year	$1,673,915	$782,610	$891,305
Later than one year and not later than five years	6,532,708	2,590,505	3,944,203
Later than five years	13,974,542	2,427,715	11,546,827
Total	$22,181,165	$5,800,830	$16,382,335

2017	Minimum lease payments	Interest	Present value

Less than one year	$2,180,616	$1,049,434	$1,131,182
Later than one year and not later than five years	7,236,202	3,231,225	3,967,793
Later than five years	16,296,170	3,115,542	13,180,628
Total	$25,712,988	$7,396,201	$18,279,603

2016	Minimum lease payments	Interest	Present value

Less than one year	$1,920,618	$998,984	$921,634
Later than one year and not later than five years	6,739,259	3,156,663	3,582,596
Later than five years	16,073,358	3,600,982	12,472,376
Total	$24,733,235	$7,756,629	$16,976,606

As at December 31, 2018, 2017 and 2016, the effective interest rate varies from EURIBOR+1.4% to EURIBOR+2.762%. This amounted to 1.09% to 2.452%, 1.07% to 2.432% and 1.08% to 2.442% as of December 31, 2018, 2017 and 2016, respectively.

The present value of the future minimum lease payments are categorized as follows:

	2018	2017	2016

Current liabilities	$891,305	$1,131,182	$921,634
Non-current liabilities	15,491,030	17,148,421	16,054,972
Total	$16,382,335	$18,279,603	$16,976,606

During 2016, the Group successfully obtained the approval from a finance lease creditor of a modification repayment plan. In addition, one of the Subsidiaries missed certain scheduled payments to another finance lease creditor, but has since obtained the approval from this finance lease creditor of a modification repayment plan. As a result, Management has not classified the full portion of this affected finance lease as current loans and borrowing as of December 31, 2018, 2017 and 2016.

During 2018, the Group has been current with all scheduled lease payments and the repayment plans approved by the finance lease creditors. During 2018, with the approval of the finance lease creditor, one of the subsidiaries suspended its repayment plan beginning in June 2018, and will restart such repayments beginning in January 2019 with quarterly installments.